CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Cost of revenues USD ($)	Dec. 31, 2011 Cost of revenues RUB	Dec. 31, 2010 Cost of revenues RUB	Dec. 31, 2009 Cost of revenues RUB	Dec. 31, 2011 Product development USD ($)	Dec. 31, 2011 Product development RUB	Dec. 31, 2010 Product development RUB	Dec. 31, 2009 Product development RUB	Dec. 31, 2011 Sales, general and administrative USD ($)	Dec. 31, 2011 Sales, general and administrative RUB	Dec. 31, 2010 Sales, general and administrative RUB	Dec. 31, 2009 Sales, general and administrative RUB
Share-based compensation expense	$ 0.8	26.0	16.0	10.0	$ 4.8	153.0	87.0	60.0	$ 4.6	150.0	57.0	139.0